Document and Entity Information	Mar. 09, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001111711
Document Type	8-K/A
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	NiSource Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address, Address Line One	801 East 86th Avenue
Entity Address, City or Town	Merrillville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46410
City Area Code	877
Local Phone Number	647-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends certain information included in a Current Report on Form 8-K filed by NiSource Inc. (“NiSource”) on March 11, 2020, regarding the appointment of Lloyd M. Yates as a director of the Board of Directors of NiSource effective on March 9, 2020. The Board of Directors did not appoint Mr. Yates to serve on any of its committees at the time of his appointment. On May 19, 2020, the Board of Directors appointed Mr. Yates to serve on the Compensation Committee and the Environmental, Safety and Sustainability Committee.
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE
Preferred Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th ownership interest in a share of 6.50% Series B
Trading Symbol	NI PR B
Security Exchange Name	NYSE